UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2011
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		   Chief Operating Officer

               	--------------------------
Phone:		        212-909-1650
                --------------------------

Signature,		         Place,			  and Date of Signing
William J. Vernon 		New York, NY		    February 13, 2012

Report Type	[X]	13F HOLDINGS REPORT
		[  ]	13F NOTICE
		[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              	   0
						          ----------
Form 13F Information Table Entry Total                       	 25
						          ----------
Form 13F Information Table Value Total	              	   $152,978
						          ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/	PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN 	CALL DSCRETN Managers SOLE    SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- 	---- ------- -------- ------- ------ ----
Aecom Technology Corp. Delawa  COM	      00766T100     8993   437,200  SH	        SOLE 	NONE  437,200 	   0	0
Air Lease Corp.	               CL A	      00912X302     2229    94,000  SH	        SOLE 	NONE   94,000 	   0	0
Ebay Inc.	               COM	      278642103    12308   405,800  SH		SOLE 	NONE  405,800 	   0	0
Exelis Inc.	               COM	      30162A108    11453 1,265,563  SH	        SOLE 	NONE1,265,563 	   0	0
Fidelity Natl Information Sv   COM	      31620M106     5991   225,300  SH	        SOLE 	NONE  225,300 	   0	0
Fidelity National Financial    CL A	      31620R105     6821   428,200  SH          SOLE 	NONE  428,200 	   0	0
Ford Mtr Co Del	               COM Par $0.01  345370860     7317   680,000  SH		SOLE 	NONE  680,000 	   0	0
General Mtrs Co	               COM	      37045V100     4901   241,800  SH		SOLE 	NONE  241,800 	   0	0
ITT Corp New	               COM	      450911102      362    18,750  SH		SOLE 	NONE   18,750 	   0	0
Johnson & Johnson	       COM	      478160104     1679    25,600  SH		SOLE 	NONE   25,600 	   0	0
Mantech Intl Corp.	       CL A	      564563104     6247   199,958  SH		SOLE 	NONE  199,958 	   0	0
NCI Inc.	               CL A	      62886K104      388    33,296  SH		SOLE 	NONE   33,296 	   0	0
Orbotech Ltd.	               ORD	      M75253100     1196   119,806  SH		SOLE 	NONE  119,806 	   0	0
PACCAR Inc	               COM	      693718108     2061    55,000  SH		SOLE 	NONE   55,000 	   0	0
Primerica Inc.	               COM	      74164M108     8264   355,604  SH		SOLE 	NONE  355,604 	   0	0
Ralcorp Hldgs Inc New	       COM	      751028101     6669    78,000  SH		SOLE 	NONE   78,000 	   0	0
Rockwell Collins Inc	       COM	      774341101     5869   106,000  SH		SOLE 	NONE  106,000 	   0	0
Spirit Aerosystems Hldgs Inc   COM CL A	      848574109     2207   106,191  SH		SOLE 	NONE  106,191 	   0	0
Tempur Pedic Intl Inc	       COM	      88023U101    12791   243,500  SH		SOLE 	NONE  243,500 	   0	0
Time Warner, Inc.	       COM NEW	      887317303     7152   197,900  SH		SOLE 	NONE  197,900 	   0	0
Tyco International Ltd.	       SHS	      H89128104     5558   119,000  SH		SOLE 	NONE  119,000 	   0	0
Ultra Clean Hldgs Inc	       COM	      90385V107     5630   921,370  SH		SOLE 	NONE  921,370 	   0	0
Veeco Instrs Inc Del	       COM	      922417100     2642   127,000  SH		SOLE 	NONE  127,000 	   0	0
Verint Sys Inc.	               COM	      92343X100    15641   567,949  SH		SOLE 	NONE  567,949 	   0	0
Xylem Inc.	               COM	      98419M100     8609   335,100  SH		SOLE 	NONE  335,100 	   0	0